FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments
Schedule of derivative financial instruments

	CAN dollar
	average
	exchange rate
	per one U.S.	Notional	Notional
Maturity	dollar	amount sold	amount bought
Less than 1 year	1.2578	$177.4	US$	141.0

(ii)	Cross-currency swaps

Hedged item	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period	Notional		amount in	capital payments
	covered	amount		CAN dollars	per one U.S. dollar
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407
3.625% Senior Notes due 2029	2021 to 2029	US$	500.0	4.04%	1.2109

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2021		2020
	Carrying	Fair	Carrying	Fair
Asset (liability)	value	value	value	value
Long-term debt[1]	$(5,408.2)	$(5,470.2)	$(4,120.0)	$(4,419.2)
Derivative financial instruments[2]
Foreign exchange forward contracts	0.9	0.9	(8.0)	(8.0)
Cross-currency swaps	116.3	116.3	333.3	333.3
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	The net fair value of derivative financial instruments designated as cash flow hedges is an asset position of $83.0 million as of December 31, 2021 ($280.7 million in 2020) and the net fair value of derivative financial instruments designated as fair value hedges is an asset position of $34.2 million as of December 31, 2021 ($44.6 million in 2020).

Schedule of changes to the provision for expected credit losses

	2021	2020
Balance at beginning of year	$15.7	$14.3
Changes in expected credit losses charged to income	16.6	20.0
Write-off	(17.9)	(18.6)
Balance at end of year	$14.4	$15.7

Schedule of maturities of financial instruments included capital repayment and interest on long-term debt and obligations related to derivative instruments, less estimated future

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more
Accounts payable and accrued charges	$559.2	$559.2	$—	$—	$—
Amounts payable to affiliated corporations	89.2	89.2	—	—	—
Long-term debt[1]	5,408.2	—	1,043.2	775.0	3,590.0
Interest payments on long-term debt[2]	1,294.7	189.9	437.7	337.3	329.8
Lease liabilities	153.8	35.0	59.8	33.1	25.9
Interest payments on lease liabilities	19.8	5.9	7.8	3.8	2.3
Derivative financial instruments[3]	(76.2)	—	(96.0)	—	19.8
Total	$7,448.7	$879.2	$1,452.5	$1,149.2	$3,967.8
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2021.
3	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on the principal of U.S.-dollar-denominated debt.

Schedule of capital structure

	2021	2020
Long-term debt	$5,380.1	$4,111.5
Lease liabilities	153.8	142.3
Derivative financial instruments	(117.2)	(325.3)
Cash and cash equivalents	(10.5)	(74.0)
Promissory note to the parent corporation	(160.0)	(160.0)
Net liabilities	5,246.2	3,694.5
Equity	$(338.3)	$188.5

Foreign currency risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of $0.10	$0.7	$31.0
Decrease of $0.10	(0.7)	(31.0)

Interest rate risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of 100 basis points	$(0.7)	$(2.5)
Decrease of 100 basis points	0.7	2.5